Cash Flow Detail - Investing Activities (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of geographical areas [line items]
Proceeds from the sale in property, plant and equipment and intangible assets	€ 509	€ 751	€ 192
Payments on investments in property, plant and equipment and intangible assets	(7,529)	(8,410)	(8,777)
(Payments on investments)/proceeds from the sale in property, plant and equipment and intangible assets, net	(7,020)	(7,659)	€ (8,585)
Spectrum license payments	125	158
Telefónica México
Disclosure of geographical areas [line items]
Spectrum license payments		€ 130
Telefónica United Kingdom
Disclosure of geographical areas [line items]
Spectrum license payments	€ 114